Trade accounts receivable - Summary of Allowance For Doubtful Accounts (Details) - Trade receivables - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in allowance account for credit losses of financial assets [abstract]
Balance at beginning of period	€ (39)	€ (18)
Provision for impairment recognised during the year	(13)	(25)
Receivables written off during the year as uncollectible	3	4
Balance at end of period	€ (49)	€ (39)